Share-based Payment Arrangement	12 Months Ended
Dec. 31, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based Payment Arrangement
34.	SHARE-BASED PAYMENT ARRANGEMENT
a.	SENAO share-based compensation plan (“SENAO Plan”) described as follows:

Effective Date	Grant Date	Stock Options Units	Exercise Price
		(In Thousands)	NT$
2012.05.28	2013.05.07	10,000	$66.20 (Original price$93.00)

Each option is eligible to subscribe for one common share when exercisable.  Under the terms of the SENAO Plan, the options are granted at an exercise price equal to the closing price of the SENAO’s common stocks listed on the TWSE on the higher of closing price or par value.  The SENAO Plan have exercise price adjustment formula upon the changes in common stocks equity (including cash capital increase, new share issue through capitalization of earnings and additional paid-in capital, merger, spin off and new share issue for Global Depositary Shares, and so on) or distribution of cash dividends.  The options of SENAO Plan are valid for six years and the graded vesting schedule for which 50% of option granted will vest two years after the grant date and another two tranches of 25%, each will vest three and four years after the grant date respectively.

The compensation costs of stock options granted on May 7, 2013, were$13 million and $4 million for the years ended December 31, 2016 and 2017, respectively. No compensation cost was recognized for the year ended December 31, 2018.

SENAO modified the plan terms of the outstanding stock options in July 2016, the exercise price changed from $81.40 to $76.10 per share.  The modification did not cause any incremental fair value granted.

SENAO modified the plan terms of the outstanding stock options in July 2017, the exercise price changed from $76.10 to $70.70 per share.  The modification did not cause any incremental fair value granted.

SENAO modified the plan terms of the outstanding stock options in July 2018, the exercise price changed from $70.70 to $66.20 per share.  The modification did not cause any incremental fair value granted.

Information about SENAO’s outstanding stock options for the years ended December 31, 2016, 2017 and 2018 was as follows:

	Year Ended December 31, 2016
	Granted on May 7, 2013
	Number of Options	Weighted- average Exercise Price
	(In Thousands)	NT$
Employee stock options
Options outstanding at beginning of the year	7,787	$81.40
Options exercised	—	—
Options forfeited	(1,200)	—
Options outstanding at end of the year	6,587	76.10
Options exercisable at end of the year	4,947	76.10
	Year Ended December 31, 2017
	Granted on May 7, 2013
	Number of Options	Weighted- average Exercise Price
	(In Thousands)	NT$
Employee stock options
Options outstanding at beginning of the year	6,587	$76.10
Options exercised	—	—
Options forfeited	(661)	—
Options outstanding at end of the year	5,926	70.70
Options exercisable at end of the year	5,926	70.70

	Year Ended December 31, 2018
	Granted on May 7, 2013
	Number of Options	Weighted- average Exercise Price
	(In Thousands)	NT$
Employee stock options
Options outstanding at beginning of the year	5,926	$70.70
Options exercised	—	—
Options forfeited	(608)	—
Options outstanding at end of the year	5,318	66.20
Options exercisable at end of the year	5,318	66.20

As of December 31, 2017 information about employee stock options outstanding was as follows:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted- average Remaining Contractual Life	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
NT$	(In Thousands)	(Years)	NT$	(In Thousands)	NT$
$70.70	5,926	1.35	$70.70	5,926	$70.70

As of December 31, 2018 information about employee stock options outstanding was as follows:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted- average Remaining Contractual Life	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
NT$	(In Thousands)	(Years)	NT$	(In Thousands)	NT$
$66.20	5,318	0.35	$66.20	5,318	$66.20

SENAO used the fair value method to evaluate the options using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted on May 7, 2013
Grant-date share price (NT$)	$93.00
Exercise price (NT$)	$93.00
Dividends yield	—
Risk-free interest rate	0.91%
Expected life	4.375 years
Expected volatility	36.22%
Weighted average fair value of grants (NT$)	$28.72

Expected volatility was based on the historical share price volatility of SENAO over the period equal to the expected life of SENAO Plan.

b.	SENAO transferred the treasury stock

The Board of Directors of SENAO resolved to transfer treasury stock to specific employees in May and November 2017.  The aforementioned treasury stock transferred to employees were measured at the fair value of the grant date.  SENAO totally transfered 3,342 thousand shares of treasury stock and the compensation cost of $9 million was recognized for the year ended December 31, 2017.

The Board of Directors of SENAO resolved to transfer treasury stock 6,658 thousand shares to specific employees in April 2018.  The aforementioned treasury stock transferred to employees were measured at the fair value on the grant date.  The compensation cost of $15.6 million was recognized for the year ended December 31, 2018.

SENAO used the fair value method to evaluate share-based payment transaction using the Black-Scholes model and the related assumptions and the fair value of the option were as follows:

	Stock Options Granted on May 23, 2017	Stock Options Granted on November 17, 2017	Stock Options Granted on May 7, 2018
Grant-date share price (NT$)	$53.60	$51.00	$51.60
Exercise price (NT$)	$49.28	$49.28	$49.28
Dividends yield	—	—	—
Risk-free interest rate	0.59%	0.59%	0.59%
Expected life	9 days	14 days	18 days
Expected volatility	12.35%	9.94%	8.78%
Weighted average fair value of grants (NT$)	$4.33	$1.75	$2.34

Expected volatility was based on the historical share price volatility of SENAO over three months before the grant date.

c.	CHIEF share-based compensation plan (“CHIEF Plan”) described as follows:

Effective Date	Grant Date	Stock Options Units	Exercise Price
			NT$
2015.11.17	2015.10.22	2,000	$34.40 (Original price$43.00)
2017.12.18	2017.12.19	950	$140.60 (Original price$147.00)
	2018.10.31	50	$147.00

Each option is eligible to subscribe for one thousand common stocks when exercisable.  The options are granted to specific employees that meet the vesting conditions.  The CHIEF Plan has exercise price adjustment formula upon the changes in common stocks or distribution of cash dividends.  The options of CHIEF Plan are valid for five years and the graded vesting schedule will vest two years after the grant date.

The compensation costs for stock options granted on October 22, 2015 were $4 million, $3 million and $1 million for the years ended December 31, 2016, 2017 and 2018, respectively.

The compensation costs for stock options granted on December 19, 2017 were $0.1 million and $0.6 million for the years ended December 31, 2017 and 2018, respectively.

The compensation cost for stock options granted on October 31, 2018 was $0.1 million for the year ended December 31, 2018.

CHIEF modified the plan terms of stock options granted on October 22, 2015 in July 2016, the exercise price changed from $43.00 to $34.40 per share.  The modification did not cause any incremental fair value granted.

CHIEF modified the plan terms of stock options granted on December 19, 2017 in June and August 2018 and the exercise price changed from $147.00 to $144.10 and $144.10 to $140.60 per share, respectively.  The modification did not cause any incremental fair value granted.

Information about CHIEF’s outstanding stock options for the years ended December 31, 2016, 2017 and 2018 was as follows:

	Year Ended December 31, 2016
	Granted on October 22, 2015
	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	2,000.00	$43.00
Options granted	—	—
Options forfeited	(52.00)	—
Options outstanding at end of the year	1,948.00	34.40
Options exercisable at end of the year	—	—

	Year Ended December 31, 2017
	Granted on October 22, 2015		Granted on December 19, 2017
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	1,948.00	$34.40	—	$—
Options granted	—	—	950.00	147.00
Options forfeited	(12.00)	—	—	—
Options outstanding at end of the year	1,936.00	34.40	950.00	147.00
Options exercisable at end of the year	968.00	34.40	—	—

	Year Ended December 31, 2018
	Granted on October 22, 2015		Granted on December 19, 2017		Granted on October 31, 2018
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	1,936.00	$34.40	950.00	$147.00	—	$—
Options granted	—	—	—	—	50.00	147.00
Options exercised	(1,027.25)	34.40	—	—	—	—
Options forfeited	(26.00)	—	(25.00)	—	—	—
Options outstanding at end of the year	882.75	34.40	925.00	140.60	50.00	147.00
Options exercisable at end of the year	416.50	34.40	—	—	—	—

As of December 31, 2017, information about employee stock options outstanding was as follows:

Granted on October 22, 2015
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$34.40	1,936.00	2.81	$34.40	968.00	$34.40

Granted on December 19, 2017
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$147.00	950.00	4.96	$147.00	—	$—

As of December 31, 2018, information about employee stock options outstanding was as follows:

Granted on October 22, 2015
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$34.40	882.75	1.81	$34.40	416.50	$34.40

Granted on December 19, 2017
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$140.60	925.00	3.96	$140.60	—	$—

Granted on October 31, 2018
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$147.00	50.00	4.83	$147.00	—	$—

CHIEF used the fair value method to evaluate the options using the Black-Scholes model and binomial option pricing model and the related assumptions and the fair value of the options were as follows:

	Stock Options Granted on October 22, 2015	Stock Options Granted on December 19, 2017	Stock Options Granted on October 31, 2018
Grant-date share price (NT$)	$39.55	$95.92	$166.00
Exercise price (NT$)	$43.00	$147.00	$147.00
Dividends yield	—	—	—
Risk-free interest rate	0.86%	0.62%	0.72%
Expected life	5 years	5 years	5 years
Expected volatility	21.02%	17.35%	16.60%
Weighted average fair value of grants (NT$)	$4,863	$2,318	$33,540

Expected volatility was based on the average annualized historical share price volatility of CHIEF’s comparable companies before the grant date.

d.	New shares reserved for subscription by employees under cash injection of CHIEF

In March 2018, the Board of Directors of CHIEF approved the cash injection to issue 7,842 thousand shares and simultaneously reserved 1,176 thousand shares for subscription by employees according to the Company Act of the ROC.  Furthermore, when the employees subscribed some shares or discarded their rights to subscribe shares, the Board of Directors of CHIEF authorized the chairman of the Board of Directors to contact specific people or group to subscribe.

The aforementioned options granted to employees are accounted for and measured at fair value of the grant date.  No compensation cost was recognized for the year ended December 31, 2018.

CHIEF used the fair value method to evaluate the options granted to employees on May 22, 2018 using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted on May 22, 2018
Grant-date share price (NT$)	$156.41
Exercise price (NT$)	$170.00
Dividends yield	—
Risk-free interest rate	0.34%
Expected life	7 days
Expected volatility	14.33%
Weighted average fair value of grants (NT$)	$—

Expected volatility was based on the average annualized historical share price volatility of CHIEF’s comparable companies before the grant date.

e.	New shares reserved for subscription by employees under cash injection of CHPT
1)	Capital Increase in March 2016

On December 8, 2015, the Board of Directors of CHPT approved the cash injection to issue 2,787 thousand shares and simultaneously reserved 418 thousand shares for subscription by employees according to the Company Act of the ROC.  Furthermore, when the employees subscribed some shares or discarded their rights to subscribe shares, the Board of Directors of CHPT authorized the chairman of the Board of Directors to contact specific people or group to subscribe.

The aforementioned options granted to employees are accounted for and measured at fair value.  The compensation cost was $0.016 million for the year ended December 31, 2016.

CHPT used the fair value method to evaluate the options granted to employees on March 10, 2016 using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted on March 10, 2016
Grant-date share price (NT$)	$302.46
Exercise price (NT$)	$360.00
Dividends yield	—
Risk-free interest rate	0.37%
Expected life	12 days
Expected volatility	37.43%
Weighted average fair value of grants (NT$)	$0.04

Expected volatility was based on the average annualized historical share price volatility of CHPT’s comparable companies before the grant date.

2)	Capital Increase in September 2017

On February 8, 2017, the Board of Directors of CHPT approved the cash injection to issue 2,000 thousand shares and simultaneously reserved 300 thousand shares for subscription by employees according to the Company Act of the ROC.  Furthermore, when the employees subscribed some shares or discarded their rights to subscribe shares, the Board of Directors of CHPT authorized the chairman of the Board of Directors to contact specific people or group to subscribe.

The aforementioned options granted to employees are accounted for and measured at fair value.  The compensation cost was $6 million for the year ended December 31, 2017.

CHPT used the fair value method to evaluate the options granted to employees on September 18, 2017 using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted on September 18, 2017
Grant-date share price (NT$)	$1,295.00
Exercise price (NT$)	$1,267.33
Dividends yield	—
Risk-free interest rate	0.35%
Expected life	4 days
Expected volatility	28.30%
Weighted average fair value of grants (NT$)	$31.60

Expected volatility was based on the historical share price volatility of CHPT over the period equal to the expected life.